Supplementary Information to Consolidated Statements of Cash Flows (Summary of Supplementary Information to Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash working capital
Inventory	$ 38	$ (31)
Receivables and other current assets	(154)	653
Accounts payable	536	(538)
Other current liabilities	32	(179)
Total non-cash working capital	(452)	95
Supplemental disclosure of cash paid:
Interest	989	930
Income Taxes	34	43
Supplemental disclosure of non-cash activities:
Accrued proceeds from disposal of investment subject to significant influence	25	0
Common share dividends reinvested	291	271
Reclassification of short-term debt to long-term debt	0	657
Decrease in accrued capital expenditures	0	(19)
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities	$ (118)	123
January 2023 Settlement Of NMGC Gas Hedges [Member]
Changes in non-cash working capital
Receivables and other current assets		162
Nova Scotia Cap-And-Trade Program [Member]
Changes in non-cash working capital
Other current liabilities		$ 166